Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets	$ 965	$ 362
Liabilities	(6,804)	(4,151)
Net	(5,839)	(3,789)
Non-current, Assets	138	132
Non-current, Liabilities	(1,759)	(352)
Non-current, Net	(1,621)	(220)
Derivatives	827	230
Derivatives	(5,046)	(3,799)
Current derivative financial assets liabilities, net, Total	(4,218)	(3,569)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	480	112
Liabilities	(691)	(590)
Net	(211)	(478)
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	36	7
Liabilities	(5)	(9)
Net	31	(2)
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	80	18
Liabilities		(6)
Net	80	12
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	107	157
Liabilities	(709)	(175)
Net	(602)	(18)
Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		(97)
Net		(97)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	170	15
Liabilities	(10)	(61)
Net	160	(46)
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	10	2
Liabilities		(2)
Net	10
Wheat futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets		14
Liabilities	(1)	(9)
Net	(1)	5
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	46	13
Liabilities	(8)	(14)
Net	38	(1)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	27	17
Liabilities	(5,373)	(3,177)
Net	(5,346)	(3,160)
Energy futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	9	8
Liabilities	(7)	(11)
Net	$ 2	$ (3)